Transactions with related parties - Loan from related party (Details) - Dynagas Holding Ltd - USD ($) $ in Thousands	6 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2020	Nov. 14, 2018	Nov. 18, 2013	Dec. 31, 2019
$30 million Sponsor Facility
Debt Instruments
Revolving credit facility borrowing capacity	$ 30,000		$ 30,000
Duration of facility			5 years
Line of credit facility, expiration date	Nov. 30, 2023
Revolving credit facility amount drawn down	$ 0			$ 0
$30 million Extended Sponsor Facility
Debt Instruments
Duration of facility		5 years